UNITED STATES
SECURITIES AND EXCHANGE COMMISSION



FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

	AllianceBernstein Corporate Shares
	1345 Avenue of the Americas
	New York, New York 10105


2.	The name of each series of class of securities
for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X
	Fund name:


3.	Investment Company Act File Number: 811-21497
	Securities Act File Number: 333-112207


4(a). Last Day of Fiscal Year for which this Form is filed: April 30, 2012

4(b). Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year).


4(c). Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

	(i)	Aggregate sale price of securities
		sold during the fiscal year pursuant
		to section 24 (f): $40,604,043

	(ii)	Aggregate sale price of securities
		redeemed or repurchased during the
		fiscal year: $11,933,290

	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal
		year ending no earlier than October 11,
		1995 that were not previously used to
		reduce registration fees payable to
		the Commission: $38,475,858

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:
		-$50,409,148

	(v)	Net Sales: $0

	(vi)	Redemption credits available for
		use in future years: $(9,805,105)

	(vii)	Multiplier for determining
		registration fee: x 0.0001146

	(viii)	Registration Fee Due: =$0.00

6.	Prepaid Shares

		If the response to Item 5(i) was
		determined by deducting an amount
		of securities that were registered
		under the Securities Act of 1933
		pursuant to rule 24e-2 as in effect
		before October 11, 1997, then report
		the amount of securities (number of
		shares or other units) deducted
		here: N/A

		If there is a number of shares or
		other units that were registered
		pursuant to rule 24e-2 remaining
		unsold at the end of the fiscal year
		for which this form is filed that
		are available for use by the issuer
		in future fiscal years, then state
		that number here: N/A

7.	Interest due -- if this Form is being filed
more than 90 days after the end of the issuer's fiscal year: +$0

8.	Total amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]: $0

9.	Date the registration fee and any
interest payment was sent to the Commission's lockbox depository: N/A

	Method of Delivery:
			Wire Transfer

			Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:

Phyllis J Clarke - Controller

Date: July 17, 2012

* Please print or type the name
and title of the signing officer
below the signature.